Initial Public Offering (Details) - USD ($)		1 Months Ended
	Mar. 15, 2021	Mar. 19, 2021	Dec. 31, 2020
Initial Public Offering [Abstract]
Sale of public shares (in Shares)	12,000,000		12,000,000
Underwriters public units (in Shares)			13,800,000
Sale of public units price per share	$ 10		$ 10
Warrants price per share	$ 11.5		$ 11.5
Partially exercised the over-allotment option to purchase (in Shares)	1,300,000	1,300,000
Purchase price per public unit		$ 10
Gross proceeds (in Dollars)		$ 13,000,000
Net proceeds (in Dollars)		$ 133,000,000